UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments  July 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.3%)
	Australia (3.9%)
	Aluminum
44,214	Alumina Ltd.	$215,711

	Beverages: Alcoholic
37,487	Foster’s Group Ltd.	154,467

	Beverages: Non-Alcoholic
9,820	Coca-Cola Amatil Ltd.	51,520

	Biotechnology
1,766	CSL Ltd.	71,349

	Building Products
36,849	CSR Ltd.	95,675

	Casino/Gaming
7,441	TABCORP Holdings Ltd.	87,481

	Chemicals: Major Diversified
10,913	Orica Ltd.	195,751

	Construction Materials
22,732	Boral Ltd.	131,101
18,172	James Hardie Industries NV (CDI)	97,426
36,310	Rinker Group Ltd.	366,255
		594,782
	Containers/Packaging
34,325	Amcor Ltd.	177,980

	Engineering & Construction
4,416	Leighton Holdings Ltd.	65,175

	Financial Conglomerates
24,422	AMP Ltd.	168,530
3,839	Macquarie Bank Ltd.	181,857
10,126	Suncorp-Metway Ltd.	150,069
		500,456
	Food Retail
19,725	Coles Myer Ltd.	171,771
18,728	Woolworths Ltd.	273,104
		444,875
	Gas Distributors
8,535	Australian Gas Light Co. Ltd.	124,333
108,362	Origin Energy Ltd.	626,608
		750,941
	Hospital/Nursing Management
17,492	Symbion Health Ltd.	41,129

	Industrial Conglomerates
3,619	Ansell Ltd.	23,255
6,903	Wesfarmers Ltd.	187,160
		210,415
	Investment Trusts/Mutual Funds
42,757	Macquarie Infrastructure Group (Stapled Securities)**	89,073

	Major Banks
26,584	Australia and New Zealand Banking Group Ltd.	514,107
21,970	Commonwealth Bank of Australia	753,842
29,418	National Australia Bank Ltd.	808,872
31,067	Westpac Banking Corp.	523,473
		2,600,294
	Major Telecommunications
39,612	Telstra Corp., Ltd.	115,894

	Medical/Nursing Services
2,665	Sonic Healthcare Ltd.	25,779

	Miscellaneous Commercial Services
18,177	Brambles Industries Ltd.	151,190

	Multi-Line Insurance
31,198	Insurance Australia Group Ltd.	124,252

	Oil & Gas Production
79,581	Santos Ltd.	700,938
43,545	Woodside Petroleum Ltd.	1,427,094
		2,128,032
	Oil Refining/Marketing
15,113	Caltex Australia Ltd.	282,315

	Other Metals/Minerals
136,846	BHP Billiton Ltd.	2,910,583
11,867	Rio Tinto Ltd.	675,853
		3,586,436
	Other Transportation
17,095	Patrick Corp., Ltd.	114,041
14,252	Sydney Roads Group (Stapled Securities)* **	11,243
10,772	Transurban Group (Stapled Securities)**	58,412
		183,696
	Pharmaceuticals: Other
17,492	Mayne Pharma Ltd.*	36,842

	Precious Metals
12,662	Newcrest Mining Ltd.	185,810

	Property - Casualty Insurers
12,758	QBE Insurance Group Ltd.	215,458

	Publishing: Newspapers
18,368	John Fairfax Holdings Ltd.	56,272

	Pulp & Paper
18,583	PaperlinX Ltd.	48,961

	Real Estate Development
7,770	Lend Lease Corp., Ltd.	84,802

	Real Estate Investment Trusts
1,341	Stockland (Stapled Securities)**	7,025

	Steel
27,916	BlueScope Steel Ltd.	146,459
21,586	OneSteel Ltd.	64,478
		210,937

	Total Australia	13,790,775

	Austria (1.0%)
	Building Products
3,590	Wienerberger AG	169,995

	Containers/Packaging
255	Mayr-Melnhof Karton AG	42,921

	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	219,866

	Industrial Machinery
416	Andritz AG	72,722

	Major Banks
1,872	Bank Austria Creditanstalt	240,372
10,985	Erste Bank der oesterreichischen Sparkassen AG	633,001
1,617	Raiffeisen International Bank-Holding AG	138,736
		1,012,109
	Major Telecommunications
19,779	Telekom Austria AG	446,460

	Multi-Line Insurance
1,329	Wiener Staedtische Versicherung AG	77,329

	Oil Refining/Marketing
9,704	OMV AG	594,598

	Other Transportation
625	Flughafen Wien AG	47,690

	Real Estate Development
20,208	Immofinanz Immobilien Anlagen AG*	231,811
6,631	Meinl European Land Ltd.*	139,355
		371,166
	Steel
2,136	Boehler-Uddeholm AG	111,474
1,084	voestalpine AG	159,979
		271,453

	Total Austria	3,326,309

	Belgium (0.9%)
	Chemicals: Specialty
1,975	Solvay S.A.	234,117

	Electronic Equipment/Instruments
1,997	Agfa Gevaert NV	46,275

	Financial Conglomerates
42,807	Fortis	1,519,577

	Major Banks
24,154	Dexia	590,829
3,321	KBC Group NV	361,467
		952,296
	Major Telecommunications
3,180	Belgacom S.A.	107,244

	Metal Fabrications
209	Bekaert NV	19,161

	Other Metals/Minerals
840	Umicore	106,166

	Pharmaceuticals: Other
3,318	UCB S.A.	193,187

	Total Belgium	3,178,023

	Bermuda (0.1%)
	Apparel/Footwear
32,500	Yue Yuen Industrial (Holdings) Ltd.	90,971

	Construction Materials
31,000	Cheung Kong Infrastructure Holdings Ltd.	96,348

	Total Bermuda	187,319

	Brazil (0.1%)
	Aerospace & Defense
8,422	Empresa Brasileira de Aeronautica S.A.	71,183

	Beverages: Alcoholic
82,339	Companhia de Bebidas das Americas	29,690

	Steel
2,105	Arcelor Brasil, S.A.	33,659
1,604	Companhia Siderurgica Nacional S.A.	51,355
		85,014
	Tobacco
2,200	Souza Cruz S.A.	35,067

	Total Brazil	220,954

	Cayman Islands (0.1%)
	Industrial Specialties
37,500	Kingboard Chemical Holdings Ltd.	109,793

	Major Telecommunications
76,000	Hutchison Telecommunications International Ltd.*	132,041

	Total Cayman Islands	241,834

	Denmark (0.4%)
	Biotechnology
1,550	Novozymes A/S (B Shares)	102,854

	Electrical Products
1,700	Vestas Wind Systems A/S*	45,792

	Major Banks
11,444	Danske Bank A/S	438,415

	Marine Shipping
41	A P Moller - Maersk A/S	309,230

	Pharmaceuticals: Major
4,450	Novo Nordisk A/S (Series B)	273,982

	Telecommunication Equipment
4,500	GN Store Nord A/S	63,878

	Trucking
225	DSV A/S	36,133

	Total Denmark	1,270,284

	Finland (1.6%)
	Building Products
948	Uponor Oyj	25,826

	Engineering & Construction
2,578	Kone Oyj (B Shares)	115,397

	Food Retail
9,810	Kesko Oyj (B Shares)	407,196

	Industrial Machinery
7,088	Metso Oyj	255,320

	Information Technology Services
5,020	TietoEnator Oyj	119,527

	Marine Shipping
1,289	Cargotec Corp. (B Shares)	52,649

	Multi-Line Insurance
11,210	Sampo Oyj (A Shares)	211,269

	Oil Refining/Marketing
10,453	Fortum Oyj	283,033
3,313	Neste Oil Oyj	114,139
		397,172
	Other Metals/Minerals
6,478	Outokumpu Oyj	157,053

	Pulp & Paper
19,556	Stora Enso Oyj (R Shares)	288,711
17,023	UPM-Kymmene Oyj	377,083
		665,794
	Steel
2,962	Rautaruukki Oyj	84,094

	Telecommunication Equipment
160,580	Nokia Oyj	3,182,098

	Trucks/Construction/Farm Machinery
1,518	Wartsila Oyj (B Shares)	58,884

	Total Finland	5,732,279

	France (8.0%)
	Advertising/Marketing Services
2,240	Publicis Groupe	83,861

	Aerospace & Defense
3,679	Thales S.A.	146,184
342	Zodiac S.A.	19,577
		165,761
	Apparel/Footwear
714	Hermes International	59,128
5,577	LVMH Moet Hennessy Louis Vuitton S.A.	559,693
		618,821
	Auto Parts: O.E.M.
2,683	Valeo S.A.	97,947

	Automotive Aftermarket
2,421	Compagnie Generale des Etablissements Michelin (B Shares)	146,922

	Broadcasting
2,759	Societe Television Francaise 1	87,836

	Building Products
9,213	Compagnie de Saint-Gobain	657,149

	Chemicals: Major Diversified
1,594	Arkema*	61,710

	Chemicals: Specialty
3,779	Air Liquide S.A.	761,776

	Construction Materials
1,038	Imerys S.A.	75,297
5,520	Lafarge S.A.	667,021
		742,318
	Data Processing Services
558	Atos Origin S.A.*	25,867

	Department Stores
1,436	PPR	191,662

	Electric Utilities
3,280	Suez S.A. (Brussels Exchange)	136,398
20,351	Suez S.A. (Paris Exchange)	842,917
3,280	Suez-Strip VVPR*	42
		979,357
	Electrical Products
6,397	Schneider Electric S.A.	657,087

	Electronics/Appliances
5,560	Thomson	93,293

	Engineering & Construction
7,982	Bouygues S.A.	398,133
4,217	Vinci S.A.	428,050
		826,183
	Food Distributors
4,533	Sodexho Alliance S.A.	229,803

	Food Retail
13,148	Carrefour S.A.	818,878
1,733	Casino Guichard Perrachon S.A.	142,298
		961,176
	Food: Major Diversified
5,688	Groupe Danone	751,191

	Hotels/Resorts/Cruiselines
8,803	Accor S.A.	518,723

	Industrial Conglomerates
3,385	Alstom*	293,494

	Information Technology Services
4,278	Capgemini S.A.	229,594

	Integrated Oil
63,760	Total S.A.	4,332,301

	Internet Software/Services
1,686	Business Objects S.A.*	40,639

	Life/Health Insurance
2,812	CNP Assurances	267,494

	Major Banks
30,238	BNP Paribas	2,940,077
11,926	Societe Generale	1,777,413
		4,717,490
	Major Telecommunications
41,719	France Telecom S.A.	873,028

	Media Conglomerates
20,102	Vivendi	679,986

	Medical Specialties
1,227	Essilor International S.A.	122,591

	Motor Vehicles
2,756	PSA Peugeot Citroen	144,499
2,837	Renault S.A.	309,692
		454,191
	Multi-Line Insurance
67,459	Axa	2,324,097

	Office Equipment/Supplies
1,215	Neopost S.A.	132,166

	Oilfield Services/Equipment
796	Technip S.A.	42,700

	Other Consumer Specialties
302	Societe BIC S.A.	18,100

	Packaged Software
1,570	Dassault Systemes S.A.	81,154

	Pharmaceuticals: Major
27,606	Sanofi-Aventis	2,622,520

	Publishing: Books/Magazines
3,217	Lagardere S.C.A.	225,359

	Real Estate Development
1,377	Klepierre	174,387
2,226	Unibail	412,707
		587,094
	Real Estate Investment Trusts
1,633	Gecina S.A.	210,663

	Regional Banks
13,826	Credit Agricole S.A.	555,193

	Telecommunication Equipment
43,275	Alcatel S.A.*	487,583
1,977	Safran S.A.	38,420
		526,003
	Water Utilities
4,407	Veolia Environnement	239,104

	Total France	28,233,404

	Germany (8.8%)
	Air Freight/Couriers
30,740	Deutsche Post AG (Registered Shares)	760,166

	Airlines
9,758	Deutsche Lufthansa AG (Registered Shares)	182,161

	Apparel/Footwear
8,910	Adidas AG	415,202
520	Puma AG	188,380
		603,582
	Auto Parts: O.E.M.
5,580	Continental AG	569,606

	Chemicals: Major Diversified
22,902	BASF AG	1,841,338
28,035	Bayer AG	1,379,752
		3,221,090

	Chemicals: Specialty
3,313	Linde AG	279,642

	Department Stores
3,393	KarstadtQuelle AG*	79,749
6,156	Metro AG	350,728
		430,477
	Electric Utilities
26,484	E.ON AG	3,189,439
17,716	RWE AG	1,554,588
		4,744,027
	Engineering & Construction
2,343	Hochtief AG	123,712

	Financial Conglomerates
13,676	Depfa Bank PLC	230,173
5,781	Hypo Real Estate Holding AG	321,175
		551,348
	Food: Specialty/Candy
3,310	Suedzucker AG	80,248

	Hotels/Resorts/Cruiselines
9,809	TUI AG	197,257

	Household/Personal Care
2,204	Beiersdorf AG	115,979

	Industrial Conglomerates
6,674	MAN AG	481,922
34,443	Siemens AG (Registered Shares)	2,773,638
15,637	ThyssenKrupp AG	546,707
		3,802,267
	Industrial Machinery
2,250	Heidelberger Druckmaschinen AG	92,705

	Investment Banks/Brokers
4,376	Deutsche Boerse AG	620,637

	Major Banks
25,218	Commerzbank AG	882,969
21,123	Deutsche Bank AG (Registered Shares)	2,432,504
2,214	Deutsche Postbank AG	161,735
		3,477,208
	Major Telecommunications
122,221	Deutsche Telekom AG (Registered Shares)	1,887,043

	Medical Distributors
3,392	Celesio AG	158,412

	Medical/Nursing Services
2,772	Fresenius Medical Care AG & Co. KGaA	331,777

	Motor Vehicles
34,865	DaimlerChrysler AG (Registered Shares)	1,797,750
6,765	Volkswagen AG	507,138
		2,304,888
	Multi-Line Insurance
16,643	Allianz AG (Registered Shares)	2,611,661
8,377	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	1,152,601
		3,764,262
	Packaged Software
9,551	SAP AG	1,746,042

	Pharmaceuticals: Major
2,120	Merck KGaA	193,200

	Pharmaceuticals: Other
3,070	Altana AG	175,927

	Semiconductors
27,395	Infineon Technologies AG*	292,232

	Total Germany	30,705,895

	Greece (0.3%)
	Casino/Gaming
6,990	OPAP S.A.	253,485

	Construction Materials
1,850	Titan Cement Co.	90,175

	Major Banks
8,821	National Bank of Greece S.A.	342,395

	Regional Banks
9,713	Alpha Bank A.E.	248,625
4,879	EFG Eurobank Ergasias	137,586
		386,211

	Total Greece	1,072,266

	Hong Kong (2.6%)
	Airlines
57,000	Cathay Pacific Airways Ltd.	102,112

	Apparel/Footwear Retail
52,500	Esprit Holdings Ltd.	399,309

	Broadcasting
16,000	Television Broadcasts Ltd.	97,911

	Electric Utilities
95,300	CLP Holdings Ltd.	565,400
76,000	Hongkong Electric Holdings Ltd.	361,891
		927,291
	Electronic Production Equipment
1,000	ASM Pacific Technology Ltd.	5,026

	Engineering & Construction
35,000	Hopewell Holdings Ltd.	99,771
128,269	New World Development Co., Ltd.	219,551
		319,322
	Financial Conglomerates
68,000	Wharf (Holdings) Ltd. (The)	252,474

	Gas Distributors
207,483	Hong Kong and China Gas Co., Ltd.	469,422

	Hotels/Resorts/Cruiselines
58,642	Shangri-La Asia Ltd.	120,600

	Industrial Conglomerates
114,900	Hutchison Whampoa Ltd.	1,048,404
50,000	Swire Pacific Ltd. (Class A)	519,285
		1,567,689
	Investment Banks/Brokers
57,000	Hong Kong Exchanges & Clearing Ltd.	370,449

	Major Banks
83,393	Bank of East Asia, Ltd. (The)	344,506
200,500	BOC Hong Kong (Holdings) Ltd.	407,693
39,000	Hang Seng Bank Ltd.	498,398
		1,250,597
	Major Telecommunications
203,611	PCCW Ltd.	128,136

	Miscellaneous Manufacturing
87,000	Johnson Electric Holdings Ltd.	61,021

	Railroads
77,501	MTR Corp., Ltd.	198,283

	Real Estate Development
83,000	Cheung Kong (Holdings) Ltd.	899,399
104,000	Hang Lung Properties Ltd.	205,315
40,000	Henderson Land Development Co., Ltd.	219,297
37,127	Hysan Development Co., Ltd.	104,402
23,494	Kerry Properties Ltd.	77,403
65,368	Sino Land Co., Ltd.	110,204
71,000	Sun Hung Kai Properties Ltd.	746,522
		2,362,542
	Real Estate Investment Trusts
90,500	Link REIT (The)*	190,078

	Tools/Hardware
51,000	Techtronic Industries Co., Ltd.	68,654

	Wholesale Distributors
101,200	Li & Fung Ltd.	212,030

	Total Hong Kong	9,102,946

	Japan (29.2%)
	Advertising/Marketing Services
1,650	Asatsu - DK Inc.	53,685

	Agricultural Commodities/Milling
8,000	Nisshin Seifun Group Inc.	90,509

	Air Freight/Couriers
34,500	Nippon Express Co., Ltd.	175,449
12,035	Yamato Holdings Co., Ltd.	177,418
		352,867
	Airlines
36,000	Japan Airlines Corp.*	66,260

	Apparel/Footwear
6,546	Onward Kashiyama Co., Ltd.	87,021
3,000	Wacoal Holdings Corp.	39,122
		126,143
	Apparel/Footwear Retail
3,400	Fast Retailing Co., Ltd.	276,710
1,100	Shimamura Co., Ltd.	112,360
		389,070
	Auto Parts: O.E.M.
27,100	Denso Corporation	929,021
9,059	NGK Spark Plug Co., Ltd.	189,256
3,200	Stanley Electric Co., Ltd.	67,969
4,050	Toyota Industries Corp.	163,922
		1,350,168
	Automotive Aftermarket
37,000	Bridgestone Corp.	672,933

	Beverages: Alcoholic
16,200	Asahi Breweries, Ltd.	236,556
36,051	Kirin Brewery Co., Ltd.	534,601
10,000	Sapporo Holdings, Ltd.	50,244
7,000	Takara Holdings Inc.	39,201
		860,602
	Beverages: Non-Alcoholic
2,200	ITO EN, Ltd.	79,449

	Broadcasting
20	Fuji Television Network, Inc.	41,696
4,400	Tokyo Broadcasting System, Inc.	92,690
		134,386
	Building Products
9,862	JS Group Corp.	202,591
16,000	Nippon Sheet Glass Company, Ltd.	77,041
18,500	Toto Ltd.	176,383
		456,015
	Chemicals: Agricultural
5,500	Nissan Chemical Industries, Ltd.	69,278

	Chemicals: Major Diversified
47,000	Asahi Kasei Corp.	292,315
32,500	Mitsubishi Chemical Holdings Corp.	204,401
		496,716
	Chemicals: Specialty
8,000	Daicel Chemical Industries, Ltd.	58,967
28,588	Dainippon Ink and Chemicals, Inc.	99,250
18,546	Denki Kagaku Kogyo Kabushiki Kaisha	74,741
6,108	JSR Corp.	143,856
10,000	Kaneka Corp.	89,410
14,056	Kuraray Co., Ltd.	154,979
23,599	Mitsubishi Rayon Co., Ltd.	179,092
20,500	Mitsui Chemicals, Inc.	128,751
14,997	Shin-Etsu Chemical Co., Ltd.	868,633
24,000	Showa Denko K.K.	97,976
6,000	Sumitomo Bakelite Co., Ltd.	52,809
52,000	Sumitomo Chemical Co., Ltd.	410,956
21,500	Tosoh Corp.	75,955
		2,435,375
	Commercial Printing/Forms
16,000	Dai Nippon Printing Co., Ltd.	252,059
17,000	Toppan Printing Co., Ltd.	195,595
		447,654
	Computer Processing Hardware
68,000	Fujitsu Ltd.	527,320

	Construction Materials
22,000	Taiheiyo Cement Corp.	82,711

	Containers/Packaging
7,617	Toyo Seikan Kaisha, Ltd.	150,825

	Department Stores
12,000	Daimaru, Inc. (The)	143,615
4,000	Hankyu Department Stores, Inc.	31,019
7,914	Isetan Co., Ltd.	124,329
16,907	Marui Co., Ltd.	240,538
17,716	Mitsukoshi, Ltd.	82,213
15,040	Takashimaya Co., Ltd.	181,178
		802,892
	Electric Utilities
17,300	Chubu Electric Power Co., Inc.	419,522
26,500	Kansai Electric Power Co., Inc. (The)	610,258
10,300	Kyushu Electric Power Co., Inc.	240,339
19,800	Tohoku Electric Power Co., Inc.	416,242
31,000	Tokyo Electric Power Co., Inc. (The)	832,868
		2,519,229

	Electrical Products
7,000	Fuji Electric Holdings Co., Ltd.	34,621
9,000	Fujikura Ltd.	112,186
24,500	Furukawa Electric Co., Ltd. (The)	158,361
1,300	Mabuchi Motor Co., Ltd.	87,317
12,000	Matsushita Electric Works, Ltd.	133,566
14,560	NGK Insulators, Ltd.	186,826
4,504	Nidec Corp.	319,806
26,500	Sumitomo Electric Industries, Ltd.	347,431
1,500	Ushio Inc.	31,991
		1,412,105
	Electronic Components
7,100	Alps Electric Co., Ltd.	87,883
15,100	Citizen Watch Co., Ltd.	129,346
2,200	Hirose Electric Co., Ltd.	283,636
21,200	Hoya Corp.	741,556
4,400	Ibiden Co., Ltd.	212,631
8,700	Murata Manufacturing Co., Ltd.	575,244
7,000	Nippon Electric Glass Co., Ltd.	156,315
4,000	Taiyo Yuden Co., Ltd.	52,966
4,652	TDK Corp.	363,590
		2,603,167
	Electronic Equipment/Instruments
46,004	Canon Inc.	2,211,113
14,600	Casio Computer Co., Ltd.	288,460
2,347	Keyence Corp.	535,773
21,530	Konica Minolta Holdings, Inc.*	274,384
6,400	Kyocera Corp.	524,215
77,500	Matsushita Electric Industrial Co., Ltd.	1,612,330
83,552	Mitsubishi Electric Corp.	655,939
86,500	NEC Corp.	478,376
24,000	Oki Electric Industry Co., Ltd.	49,826
8,304	Omron Corp.	208,976
25,432	Ricoh Co., Ltd.	512,456
66,000	Sanyo Electric Co., Ltd.*	132,990
4,400	Seiko Epson Corp.	123,203
130,026	Toshiba Corp.	840,451
9,000	Yokogawa Electric Corp.	119,880
		8,568,372
	Electronic Production Equipment
4,150	Advantest Corp.	401,823
8,900	Tokyo Electron Ltd.	565,954
		967,777
	Electronics/Appliance Stores
4,400	Yamada Denki Co., Ltd.	427,948

	Electronics/Appliances
16,600	Fuji Photo Film Co., Ltd.	558,932
12,000	Nikon Corp.	212,491
6,704	Pioneer Corp.	109,706
31,500	Sharp Corp.	532,236
27,196	Sony Corp.	1,252,572
		2,665,937
	Engineering & Construction
8,000	Chiyoda Corp.	153,524
6,000	Comsys Holdings Corp.	69,557
11,546	JGC Corp.	191,359
51,000	Kajima Corp.	214,428
34,571	Obayashi Corp.	223,457
10,000	Okumura Corp.	52,076
36,000	Shimizu Corporation	192,184
49,000	Taisei Corp.	164,131
		1,260,716

	Finance/Rental/Leasing
840	Acom Co., Ltd.	38,102
700	Aeon Credit Service Co., Ltd.	14,716
800	Aiful Corp.	31,403
2,000	Credit Saison Co., Ltd.	86,706
1,100	Promise Co., Ltd.	49,320
1,360	Takefuji Corp.	66,671
		286,918
	Financial Conglomerates
366	Mizuho Financial Group, Inc.	3,074,477

	Food Retail
17,803	Aeon Co., Ltd.	415,414
2,652	FamilyMart Co., Ltd.	80,041
2,403	Lawson, Inc.	81,959
28,600	Seven & I Holdings Co., Ltd.	997,906
		1,575,320
	Food: Meat/Fish/Dairy
10,000	Meiji Dairies Corp.	61,671
9,000	Nippon Meat Packers, Inc.	105,905
4,700	Yakult Honsha Co., Ltd.	122,174
		289,750
	Food: Specialty/Candy
26,000	Ajinomoto Co., Inc.	292,568
5,500	Kikkoman Corp.	70,669
11,000	Meiji Seika Kaisha, Ltd.	54,981
3,350	Nissin Food Products Co., Ltd.	122,732
5,000	Yamazaki Baking Co., Ltd.	44,749
		585,699
	Gas Distributors
54,000	Osaka Gas Co., Ltd.	182,292
62,000	Tokyo Gas Co., Ltd.	308,269
		490,561
	Home Building
6,306	Daito Trust Construction Co., Ltd.	342,693
34,000	Daiwa House Industry Co., Ltd.	554,013
20,572	Sekisui Chemical Co., Ltd.	177,834
39,046	Sekisui House, Ltd.	553,129
		1,627,669
	Household/Personal Care
22,000	Kao Corp.	571,877
14,000	Shiseido Company, Ltd.	279,658
1,800	Uni-Charm Corp.	99,703
		951,238
	Industrial Conglomerates
130,000	Hitachi, Ltd.	832,345
43,000	Kawasaki Heavy Industries, Ltd.	130,530
		962,875
	Industrial Machinery
12,053	Amada Co., Ltd.	127,953
7,100	Daikin Industries, Ltd.	229,152
7,450	Fanuc Ltd.	621,267
42,530	Ishikawajima-Harima Heavy Industries Co., Ltd.	119,829
141,550	Mitsubishi Heavy Industries, Ltd.	579,091
2,605	SMC Corporation	333,351
16,000	Sumitomo Heavy Industries, Ltd.	139,009
1,700	THK Co., Ltd.	45,229
		2,194,881
	Industrial Specialties
48,500	Asahi Glass Company, Ltd.	621,480
7,700	Nitto Denko Corp.	559,499
		1,180,979
	Information Technology Services
3,000	CSK Holdings Corp.	123,255
1,300	Itochu Techno-Science Corp.	58,287
24	Net One Systems Co., Ltd.	37,055

1,000	Nomura Research Institute, Ltd.	133,985
58	NTT Data Corp.	263,590
33,700	Softbank Corp.	618,794
1,400	TIS Inc.	30,591
		1,265,557
	Internet Software/Services
692	Yahoo Japan Corp.	292,760

	Investment Banks/Brokers
135,000	Daiwa Securities Group Inc.	1,508,505
84	SBI E*TRADE Securities Co., Ltd.	112,107
5,900	Matsui Securities Co., Ltd.	47,194
18,000	Mitsubishi UFJ Securities Co., Ltd.	202,704
55,500	Nikko Cordial Corp.	661,798
130,950	Nomura Holdings, Inc.	2,324,522
16,000	Shinko Securities Co., Ltd.	57,502
		4,914,332
	Life/Health Insurance
9,500	T&D Holdings, Inc.	754,928

	Major Banks
54,000	Bank of Yokohama, Ltd. (The)	432,886
32,000	Chiba Bank, Ltd. (The)	313,189
34,000	Joyo Bank, Ltd. (The)	207,903
300	Mitsubishi UFJ Financial Group, Inc.	4,239,358
25,123	Mitsui Trust Holdings, Inc.	276,125
179	Resona Holdings, Inc.	560,546
45,000	Shinsei Bank, Ltd.	280,661
27,000	Shizuoka Bank, Ltd. (The)	307,353
227	Sumitomo Mitsui Financial Group, Inc.	2,415,736
56,081	Sumitomo Trust & Banking Co., Ltd. (The)	595,347
		9,629,104
	Major Telecommunications
72	Nippon Telegraph & Telephone Corp.	376,204

	Marine Shipping
5,000	Mitsui O.S.K. Lines, Ltd.	32,973
44,015	Nippon Yusen Kabushiki Kaisha	283,348
		316,321
	Medical Specialties
5,400	Olympus Corp.	155,443
7,750	Terumo Corp.	279,876
		435,319
	Metal Fabrications
16,000	Minebea Co., Ltd.	81,368
72,000	Mitsubishi Materials Corp.	285,764
43,604	Mitsui Mining & Smelting Co., Ltd.	247,992
27,553	NSK Ltd.	211,262
19,551	NTN Corp.	147,349
		973,735
	Miscellaneous Commercial Services
350	OBIC Co., Ltd.	74,341
9,985	Secom Co., Ltd.	486,882
1,610	USS Co., Ltd.	107,015
		668,238
	Miscellaneous Manufacturing
15,527	Ebara Corp.	65,012
3,500	Kurita Water Industries Ltd.	65,335
		130,347
	Motor Vehicles
76,209	Honda Motor Co., Ltd.	2,512,823
113,005	Nissan Motor Co., Ltd.	1,218,372
122,855	Toyota Motor Corp.	6,494,254
1,500	Yamaha Motor Co., Ltd.	39,057
		10,264,506

	Movies/Entertainment
2,400	Oriental Land Co., Ltd.	131,891
3,650	TOHO Co., Ltd.	76,254
		208,145
	Office Equipment/Supplies
3,300	Kokuyo Co., Ltd.	54,060

	Oil & Gas Production
21	INPEX Holdings Inc.*	197,837

	Oil Refining/Marketing
60,000	Nippon Oil Corp.	469,993
7,400	Showa Shell Sekiyu K.K.	92,500
12,000	TonenGeneral Sekiyu K.K.	119,958
		682,451
	Other Consumer Services
2,454	Benesse Corp.	86,909

	Other Metals/Minerals
22,095	Dowa Mining Co., Ltd.	198,901
18,500	Nippon Mining Holdings, Inc.	156,533
40,500	Sumitomo Metal Mining Co., Ltd.	571,253
		926,687
	Other Transportation
4,000	Mitsubishi Logistics Corp.	58,165

	Packaged Software
1,400	Fuji Soft Inc.	46,650
1,450	Oracle Corp. Japan	64,000
4,200	Trend Micro Inc.	137,753
		248,403
	Personnel Services
1,500	Meitec Corp.	48,936

	Pharmaceuticals: Major
42,300	Takeda Pharmaceutical Co., Ltd.	2,730,461

	Pharmaceuticals: Other
24,600	Astellas Pharma Inc.	978,507
12,606	Chugai Pharmaceutical Co., Ltd.	260,059
32,700	Daiichi Sankyo Co., Ltd.	898,508
13,203	Eisai Co., Ltd.	609,245
12,032	Kyowa Hakko Kogyo Co., Ltd	87,322
15,181	Shionogi & Co., Ltd.	288,021
8,959	Taisho Pharmaceutical Co., Ltd.	176,226
		3,297,888
	Property - Casualty Insurers
62	Millea Holdings, Inc.	1,200,628
50,000	Mitsui Sumitomo Insurance Co., Ltd.	588,800
34,000	Sompo Japan Insurance Inc.	459,403
		2,248,831
	Pulp & Paper
40	Nippon Paper Group, Inc.	159,456
43,000	Oji Paper Co., Ltd.	249,433
		408,889
	Railroads
56	Central Japan Railway Co.	620,377
137	East Japan Railway Co.	1,019,374
16,500	Keihin Electric Express Railway Co., Ltd.	116,294
10,000	Keio Corp.	62,544
63,550	Kintetsu Corp.	199,564
34,500	Tobu Railway Co., Ltd.	167,324
39,000	Tokyu Corp.	241,879
21	West Japan Railway Co.	87,744
		2,515,100

	Real Estate Development
8,000	Leopalace21 Corp.	279,833
80,000	Mitsubishi Estate Co., Ltd.	1,657,362
56,500	Mitsui Fudosan Co., Ltd.	1,200,083
34,500	Sumitomo Realty & Development Co., Ltd.	857,685
12,000	Tokyo Tatemono Co., Ltd.	121,214
		4,116,177
	Real Estate Investment Trusts
25	Japan Real Estate Investment Corp.	218,074
23	Japan Retail Fund Investment Corp.	177,155
30	Nippon Building Fund Inc.	295,708
		690,937
	Recreational Products
4,100	Konami Corp.	99,782
4,508	Nintendo Co., Ltd.	841,908
3,950	Shimano Inc.	118,872
4,700	Yamaha Corp.	91,220
		1,151,782
	Regional Banks
15,000	77 Bank, Ltd. (The)	108,863
26,000	Bank of Fukuoka, Ltd. (The)	193,685
13,000	Bank of Kyoto, Ltd. (The)	134,264
53,000	Hokuhoku Financial Group, Inc.	200,183
25,000	Nishi-Nippon City Bank, Ltd. (The)	110,563
		747,558
	Restaurants
5,407	Skylark Co., Ltd.	116,498

	Semiconductors
2,000	NEC Electronics Corp.*	61,061
5,805	Rohm Co., Ltd.	493,709
5,000	Sanken Electric Co., Ltd	64,375
		619,145
	Specialty Stores
2,900	Shimachu Co., Ltd.	76,143
6,000	UNY Co., Ltd.	86,200
		162,343
	Specialty Telecommunications
39	Index Holdings	30,788

	Steel
13,200	JFE Holdings, Inc.	527,355
67,000	Kobe Steel, Ltd.	202,216
172,108	Nippon Steel Corp.	669,576
102,000	Sumitomo Metal Industries, Ltd.	407,502
		1,806,649
	Telecommunication Equipment
3,000	Uniden Corp.	31,429

	Textiles
4,571	Nisshinbo Industries, Inc.	48,405
33,608	Teijin Ltd.	189,382
47,000	Toray Industries, Inc.	394,810
		632,597
	Tobacco
155	Japan Tobacco Inc.	593,554

	Trucks/Construction/Farm Machinery
1,400	Hitachi Construction Machinery Co., Ltd.	32,912
43,500	Komatsu Ltd.	874,629
60,000	Kubota Corp.	551,640
		1,459,181
	Wholesale Distributors
54,051	Itochu Corp.	487,044
53,550	Marubeni Corporation	284,473

49,200	Mitsubishi Corp.	1,008,548
60,000	Mitsui & Co., Ltd.	914,341
36,000	Sumitomo Corporation	509,979
		3,204,385
	Wireless Telecommunications
95	NTT DoCoMo, Inc.	138,390

	Total Japan	102,526,002

	Luxembourg (0.2%)
	Steel
15,514	Arcelor	826,477

	Mexico (0.6%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	45,063

	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A. de C.V. (Series L)	12,031
12,500	Fomento Economico Mexicano, S.A. de C.V. (Series UBD) (Units) +	109,707
		121,738
	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	155,424

	Construction Materials
116,400	Cemex SAB de C.V. (Series CPO) (Units)* +	328,364

	Discount Stores
73,600	Wal-Mart de Mexico S.A. de C.V. (Series V)	226,744

	Home Building
6,000	Urbi, Desarrollos Urbanos, S.A. de C.V.*	15,531

	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A. de C.V. (Series A)	38,491

	Industrial Conglomerates
6,600	Alfa, S.A. (A Shares)	33,447

	Major Telecommunications
241,500	Telefonos de Mexico S.A. de C.V. (Series L)	283,734

	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	39,392

	Other Metals/Minerals
21,400	Grupo Mexico SAB de C.V. (Series B)	69,049

	Real Estate Development
7,400	Corporacion GEO, SAB de C.V. (Series B)*	29,239

	Regional Banks
26,400	Grupo Financiero Banorte S.A. de C.V. (Series O)	72,429

	Wireless Telecommunications
359,000	America Movil S.A. de C.V. (Series L)	640,364

	Total Mexico	2,099,009

	Netherlands (3.4%)
	Aerospace & Defense
8,611	European Aeronautic Defence and Space Co.	247,771
	Air Freight/Couriers
19,746	TNT NV	704,981

	Beverages: Alcoholic
19,457	Heineken NV	913,887

	Chemicals: Major Diversified
4,421	Koninklijke DSM NV	172,621

	Electronic Equipment/Instruments
3,463	Oce NV	55,853

	Electronic Production Equipment
15,175	ASML Holding NV*	298,776

	Financial Conglomerates
58,616	ING Groep NV - CVA (Share Certificates)	2,376,954

	Food: Major Diversified
56,805	Unilever NV - CVA (Dutch Certificates)	1,348,912

	Industrial Conglomerates
25,952	Koninklijke (Royal) Philips Electronics NV	856,016

	Industrial Specialties
8,069	Akzo Nobel NV	448,496

	Investment Banks/Brokers
3,887	Euronext NV	347,931

	Life/Health Insurance
62,964	Aegon NV	1,067,746

	Major Banks
56,893	ABN AMRO Holding NV	1,573,144

	Major Telecommunications
46,978	Koninklijke (Royal) KPN NV	532,902

	Medical Specialties
5,840	Qiagen NV*	88,751

	Personnel Services
1,070	Vedior NV - CVA (Dutch Certificates)	20,098

	Publishing: Books/Magazines
12,027	Reed Elsevier NV	178,479
6,512	Wolters Kluwer NV	153,224
		331,703
	Real Estate Development
2,059	Rodamco Europe NV	217,802

	Real Estate Investment Trusts
2,509	Corio NV	167,918
1,022	Wereldhave NV	108,238
		276,156
	Semiconductors
8,967	STMicroelectronics NV	133,527

	Total Netherlands	12,014,027

	Norway (0.6%)
	Chemicals: Agricultural
6,967	Yara International ASA	104,875
	Financial Conglomerates
9,153	DNB Norske ASA	115,870

	Food: Specialty/Candy
8,750	Orkla ASA	396,210

	Industrial Conglomerates
23,435	Norsk Hydro ASA	665,605

	Integrated Oil
18,400	Statoil ASA	544,997

	Major Telecommunications
20,900	Telenor ASA	266,274

	Miscellaneous Manufacturing
515	Tomra Systems ASA	3,561

	Pulp & Paper
5,700	Norske Skogindustrier ASA	87,653

	Telecommunication Equipment
5,200	Tandberg ASA	48,527
2,700	Tandberg Television ASA*	38,014
		86,541

	Total Norway	2,271,586

	Poland (0.6%)
	Aluminum
118	Grupa Kety S.A.	5,609

	Information Technology Services
733	Prokom Software S.A.	35,317

	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	323,666

	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.	400,244

	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	338,561

	Publishing: Newspapers
2,517	Agora S.A.	30,114

	Regional Banks
5,378	Bank Pekao S.A.	369,547
666	Bank Przemyslowo-Handlowy BPH	177,241
1,784	Bank Zachodni WBK S.A.	118,260
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	337,166
		1,002,214

	Total Poland	2,135,725

	Portugal (0.2%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	21,156

	Electric Utilities
25,212	Energias de Portugal, S.A.	99,729

	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	236,830

	Other Transportation
13,568	Brisa-Auto Estradas de Portugal, S.A. (Private Shares)	137,983

	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares)	174,109

	Total Portugal	669,807

	Russia (1.4%)
	Electric Utilities
3,070	RAO Unified Energy System (Registered Shares) (GDR)	229,943

	Integrated Oil
38,368	Gazprom (Sponsored ADR) (Registered Shares)*	1,599,178
18,200	Lukoil (Sponsored ADR)	1,577,940
		3,177,118
	Oil & Gas Production
5,400	Surgutneftegaz (Sponsored ADR)	398,380
2,400	Tatneft (Sponsored ADR)	246,888
		645,268
	Other Metals/Minerals
2,800	JSC MMC Norilsk Nickel (ADR)	383,600

	Precious Metals
4,600	Polyus Gold (ADR)*	204,700

	Wireless Telecommunications
6,400	Mobile TeleSystems (Sponsored ADR)*	204,416
3,400	OAO Vimpel-Communications (Sponsored ADR)*	163,880
		368,296

	Total Russia	5,008,925

	Singapore (1.1%)
	Aerospace & Defense
54,334	Singapore Technologies Engineering Ltd.	97,363

	Air Freight/Couriers
61,000	Singapore Post Ltd.	41,715

	Airlines
23,000	Singapore Airlines Ltd.	189,324

	Computer Peripherals
3,543	Creative Technology Ltd.	19,181

	Electronic Components
10,696	Venture Corp., Ltd.	72,467

	Electronic Production Equipment
55,000	STATS ChipPAC Ltd.*	31,169

	Hospital/Nursing Management
25,000	Parkway Holdings Ltd.	40,524

	Industrial Conglomerates
55,000	Fraser & Neave Ltd.	140,695
22,000	Keppel Corp., Ltd.	213,132
		353,827
	Investment Banks/Brokers
31,479	Singapore Exchange Ltd.	73,749

	Major Banks
43,393	DBS Group Holdings Ltd.	497,317
98,078	Oversea-Chinese Banking Corp., Ltd.	394,349
		891,666

	Major Telecommunications
300,632	Singapore Telecommunications Ltd.	493,027

	Marine Shipping
33,000	Cosco Corp (Singapore) Ltd.	31,970
31,000	Neptune Orient Lines Ltd.	35,528
		67,498
	Other Transportation
77,068	ComfortDelGro Corp. Ltd.	76,126

	Publishing: Newspapers
61,328	Singapore Press Holdings Ltd.	151,446

	Real Estate Development
49,000	Capitaland Ltd.	127,208
21,455	City Developments Ltd.	121,587
15,000	Keppel Land Ltd.	37,232
10,000	Singapore Land Ltd.	39,891
24,673	UOL Group Ltd.	44,993
		370,911
	Real Estate Investment Trusts
40,000	Ascendas Real Estate Investment Trust	49,136
35,700	CapitaMall Trust	50,183
4,800	K-REIT Asia	4,407
		103,726
	Regional Banks
45,489	United Overseas Bank Ltd.	449,331

	Semiconductors
57,000	Chartered Semiconductor Manufacturing Ltd.*	38,979

	Specialty Stores
7,031	Jardine Cycle & Carriage Ltd.	47,191

	Trucks/Construction/Farm Machinery
33,511	SembCorp Industries Ltd.	72,144
23,000	SembCorp Marine Ltd.	48,642
		120,786

	Total Singapore	3,730,006

	Spain (1.7%)
	Apparel/Footwear Retail
2,894	Industria de Diseno Textil, S.A.	125,590

	Broadcasting
759	Antena 3 de Television S.A.	16,493

	Electric Utilities
10,272	Endesa, S.A.	350,745
8,421	Iberdrola S.A.	298,716
2,173	Union Fenosa, S.A.	88,867
		738,328
	Engineering & Construction
433	Acciona S.A.	65,969
3,780	ACS, Actividades de Construccion y Servicios, S.A.	165,294
2,956	Cintra Concesiones de Infraestructuras de Transporte S.A.	37,530
476	Fomento de Construcciones y Contratas S.A.	37,080
966	Grupo Ferrovial, S.A.	77,963
1,071	Sacyr Vallehermoso S.A.	39,973
		423,809
	Gas Distributors
18,484	Gas Natural SDG, S.A.	596,008

	Information Technology Services
921	Indra Sistemas S.A.	18,451

	Integrated Oil
12,719	Repsol YPF, S.A.	357,048

	Major Banks
43,120	Banco Bilbao Vizcaya Argentaria, S.A.	915,551
60,460	Banco Santander Central Hispano S.A.	914,963
		1,830,514
	Major Telecommunications
67,551	Telefonica S.A.	1,141,223

	Other Transportation
5,791	Abertis Infraestructuras S.A.	136,259

	Regional Banks
12,150	Banco Popular Espanol S.A.	182,320

	Steel
3,562	Acerinox, S.A.	66,904

	Tobacco
4,483	Altadis, S.A.	211,937

	Water Utilities
2,396	Sociedad General de Aguas de Barcelona, S.A. (Class A)	65,732

	Total Spain	5,910,616

	Sweden (2.1%)
	Advertising/Marketing Services
3,300	Eniro AB	37,949

	Apparel/Footwear Retail
9,850	Hennes & Mauritz AB (B Shares)	365,068

	Broadcasting
1,050	Modern Times Group (B Shares)*	52,009

	Electronics/Appliances
6,300	Electrolux AB (Series B)	91,216

	Engineering & Construction
12,080	Skanska AB (B Shares)	189,129

	Household/Personal Care
6,086	Svenska Cellulosa AB (B Shares)	255,077

	Industrial Machinery
650	Alfa Laval AB	21,254
10,200	Assa Abloy AB (B Shares)	167,468
11,160	Atlas Copco AB (A Shares)	277,550
7,407	Atlas Copco AB (B Shares)	175,490
31,545	Sandvik AB	327,797
		969,559
	Information Technology Services
10,375	WM-data AB (B Shares)	34,212

	Major Banks
14,800	Skandinaviska Enskilda Banken AB (A Shares)	363,976
24,500	Svenska Handelsbanken AB (A Shares)	619,501
		983,477
	Major Telecommunications
4,105	Tele2 AB (B Shares)	40,097
42,848	TeliaSonera AB	239,842
		279,939

	Medical Specialties
5,000	Getinge AB (B Shares)	90,059

	Metal Fabrications
8,408	SKF AB (B Shares)	118,825

	Miscellaneous Commercial Services
2,000	Securitas AB (B Shares)	37,271

	Pulp & Paper
1,650	Holmen AB (B Shares)	70,412

	Regional Banks
86,984	Nordea Bank AB	1,087,677

	Steel
5,700	SSAB Svenskt Stal AB (Series A)	112,934

	Telecommunication Equipment
468,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,473,659

	Tobacco
17,400	Swedish Match AB	286,886

	Tools/Hardware
6,300	Husqvarna AB (Series B)*	67,648

	Trucks/Construction/Farm Machinery
3,100	Scania AB (B Shares)	138,947
3,257	Volvo AB (A Shares)	174,639
6,730	Volvo AB (B Shares)	355,732
		669,318

	Total Sweden	7,272,324

	Switzerland (5.9%)
	Biotechnology
162	Serono S.A. (Bearer Shares)	109,557

	Building Products
126	Geberit AG (Registered Shares)	140,842
2,660	Schindler Holding AG (Participation Certificates)	142,616
		283,458
	Chemicals: Agricultural
3,314	Syngenta AG (Registered Shares)*	476,236

	Chemicals: Specialty
2,064	Ciba Specialty Chemicals AG (Registered Shares)	114,182
7,002	Clariant AG (Registered Shares)*	95,559
1,180	Lonza Group AG (Registered Shares)	80,089
		289,830
	Computer Peripherals
5,210	Logitech International S.A. (Registered Shares)*	105,808

	Construction Materials
6,156	Holcim Ltd. (Registered Shares)	480,328

	Electronic Equipment/Instruments
1,204	Kudelski S.A. (Bearer Shares)	26,310

	Financial Conglomerates
66,988	UBS AG (Registered Shares)	3,643,255

	Food: Major Diversified
13,337	Nestle S.A. (Registered Shares)	4,368,924
	Household/Personal Care
220	Givaudan S.A. (Registered Shares)	181,576
	Industrial Conglomerates
53,188	ABB Ltd. (Registered Shares)	686,994
	Major Banks
24,316	Credit Suisse Group (Registered Shares)	1,361,973
	Major Telecommunications
551	Swisscom AG (Registered Shares)	181,727
	Medical Specialties
826	Nobel Biocare Holding AG (Bearer Shares)	195,596
373	Straumann Holding AG (Registered Shares)	94,841
1,752	Synthes, Inc.	202,099
		492,536
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	20,302

	Multi-Line Insurance
1,684	Zurich Financial Services AG (Registered Shares)	377,908

	Other Consumer Specialties
11,577	Compagnie Financiere Richemont AG (“A” Bearer Shares) (Units) +	521,952
744	Swatch Group AG (Bearer Shares)	132,361
1,528	Swatch Group AG (Registered Shares)	55,547
		709,860
	Personnel Services
288	Adecco S.A. (Registered Shares)	16,751

	Pharmaceuticals: Major
61,698	Novartis AG (Registered Shares)	3,503,404
18,564	Roche Holding AG	3,302,613
		6,806,017
	Property - Casualty Insurers
2,259	Swiss Re (Registered Shares)	162,406
	Total Switzerland	20,781,756

	Turkey (1.0%)
	Airlines
5,378	Turk Hava Yollari Anonim Ortakligi*	18,661

	Beverages: Alcoholic
2,410	Anadolu Efes Biracilik ve Malt Sanayii A.S.	64,327
	Electronics/Appliances
20,980	Arcelik A.S.	130,198

	Financial Conglomerates
73,928	Haci Omer Sabanci Holding A.S.	234,816

	Food Retail
16,539	Migros Turk T.A.S.*	133,542

	Industrial Specialties
6,668	Trakya Cam Sanayii A.S.	16,286
15,503	Turk Sise ve Cam Fabrikalari A.S.*	48,415
		64,701
	Miscellaneous Manufacturing
44,112	Dogan Sirketler Grubu Holding A.S.	181,028

	Motor Vehicles
12,467	Ford Otomotiv Sanayi A.S.	84,855
38,649	Koc Holding A.S.*	134,107
		218,962
	Oil Refining/Marketing
14,625	Tupras-Turkiye Petrol Rafinerileri A.S.	275,695

	Publishing: Newspapers
26,467	Dogan Yayin Holding A.S.*	89,365
15,186	Hurriyet Gazetecilik ve Matbaacilik A.S.	35,062
		124,427
	Regional Banks
103,350	Akbank T.A.S.	496,542
130,530	Turkiye Garanti Bankasi A.S.	374,536
90,546	Turkiye Is Bankasi (Series C)	483,363
105,970	Yapi ve Kredi Bankasi A.S.*	166,882
		1,521,323
	Steel
47,688	Eregli Demir ve Celik Fabrikalari T.A.S.	243,436
	Wireless Telecommunications
58,030	Turkcell Iletisim Hizmetleri A.S.	259,444

	Total Turkey	3,470,560

	United Kingdom (20.5%)
	Advertising/Marketing Services
24,932	Aegis Group PLC	56,234
20,707	WPP Group PLC	245,029
13,936	Yell Group PLC	132,498
		433,761
	Aerospace & Defense
107,411	BAE Systems PLC	716,761
36,892	Cobham PLC	114,564
16,880	Meggitt PLC	93,566
60,863	Rolls-Royce Group PLC*	501,071
		1,425,962
	Airlines
22,163	British Airways PLC*	160,211
	Apparel/Footwear
6,273	Burberry Group PLC	55,657

	Auto Parts: O.E.M.
15,188	GKN PLC	73,619

	Beverages: Alcoholic
108,598	Diageo PLC	1,908,820
	Broadcasting
81,059	ITV PLC	147,246

	Cable/Satellite TV
23,500	British Sky Broadcasting Group PLC	246,035

	Casino/Gaming
25,465	Ladbrokes PLC	183,724
18,491	William Hill PLC	204,127
		387,851
	Catalog/Specialty Distribution
16,925	GUS PLC	318,197

	Chemicals: Major Diversified
33,875	Imperial Chemical Industries PLC	234,592
6,330	Johnson Matthey PLC	153,000
		387,592

	Chemicals: Specialty
14,282	BOC Group PLC	427,638

	Construction Materials
20,558	Hanson PLC	253,058

	Containers/Packaging
16,053	Rexam PLC	151,426

	Department Stores
34,451	Marks & Spencer Group PLC	383,854
5,408	Next PLC	172,535
		556,389
	Drugstore Chains
14,988	Alliance Boots PLC	220,054

	Electric Utilities
5,887	International Power PLC	32,384
98,424	National Grid PLC	1,120,543
31,387	Scottish & Southern Energy PLC	709,396
53,003	Scottish Power PLC	598,976
3,486	United Utilities PLC	42,976
		2,504,275
	Electronic Equipment/Instruments
82,250	Invensys PLC*	28,422

	Electronics/Appliance Stores
41,274	DSG International PLC	153,806
5,842	Kesa Electricals PLC	33,719
		187,525
	Engineering & Construction
8,965	AMEC PLC	46,386
17,587	Balfour Beatty PLC	117,688
		164,074
	Finance/Rental/Leasing
1,021	Provident Financial PLC	11,109

	Financial Conglomerates
520	Close Brothers Group PLC	8,397
126,453	Lloyds TSB Group PLC	1,273,126
		1,281,523
	Financial Publishing/Services
31,342	Reuters Group PLC	230,077

	Food Retail
36,042	Sainsbury (J) PLC	236,976
194,065	Tesco PLC	1,303,166
		1,540,142
	Food: Major Diversified
44,547	Unilever PLC	1,053,430

	Food: Specialty/Candy
67,648	Cadbury Schweppes PLC	661,493
23,718	Tate & Lyle PLC	303,475
		964,968
	Gas Distributors
83,402	Centrica PLC	456,455

	Home Building
5,365	Barratt Developments PLC	97,106
2,533	Bellway PLC	55,547
2,653	Berkeley Group Holdings PLC (The) (Units)*+	60,953
9,081	George Wimpey PLC	81,420
6,048	Persimmon PLC	144,602
13,114	Taylor Woodrow PLC	84,326
		523,954

	Home Improvement Chains
24,918	Kingfisher PLC	113,801

	Hotels/Resorts/Cruiselines
7,759	Carnival PLC	309,426
18,479	InterContinental Hotels Group PLC	299,089
		608,515
	Household/Personal Care
31,514	Reckitt Benckiser PLC	1,264,420

	Industrial Conglomerates
18,262	Smiths Group PLC	307,516
30,982	Tomkins PLC	163,197
		470,713
	Industrial Machinery
8,278	FKI PLC	15,231

	Information Technology Services
31,141	LogicaCMG PLC	99,177
18,461	Misys PLC	84,053
		183,230
	Integrated Oil
99,781	BG Group PLC	1,341,943
582,857	BP PLC	7,022,235
111,123	Royal Dutch Shell PLC (A Shares)	3,920,934
77,634	Royal Dutch Shell PLC (B Shares)	2,858,197
		15,143,309
	Investment Banks/Brokers
1,939	ICAP PLC	17,050
857	London Stock Exchange Group	17,849
		34,899
	Investment Managers
1,896	3i Group PLC	32,869
2,920	Amvescap PLC	28,308
1,177	Man Group PLC	53,952
497	Schroders PLC	8,986
		124,115
	Life/Health Insurance
64,672	Friends Provident PLC	219,858
60,911	Prudential PLC	639,988
		859,846
	Major Banks
158,076	Barclays PLC	1,854,297
90,676	HBOS PLC	1,650,547
259,950	HSBC Holdings PLC (Registered Shares)	4,714,793
68,609	Royal Bank of Scotland Group PLC	2,232,456
		10,452,093
	Major Telecommunications
225,007	BT Group PLC	999,241

	Marine Shipping
11,131	Associated British Ports Holdings PLC	188,476

	Medical Specialties
23,793	Smith & Nephew PLC	204,882

	Miscellaneous Commercial Services
18,741	BBA Group PLC	88,303
2,895	Brambles Industries PLC	23,618
4,556	Group 4 Securicor PLC	14,233
7,234	Rentokil Initial PLC	22,127
1,852	Serco Group PLC	11,399
		159,680

	Miscellaneous Manufacturing
14,064	IMI PLC	132,533

	Motor Vehicles
2,453	TI Automotive Ltd.*‡	0

	Movies/Entertainment
18,063	EMI Group PLC	86,205

	Multi-Line Insurance
84,622	Aviva PLC	1,134,910
214,535	Legal & General Group PLC	497,907
793	Resolution PLC	8,406
88,262	Royal & Sun Alliance Insurance Group PLC	220,506
		1,861,729
	Other Metals/Minerals
39,772	Anglo American PLC	1,660,384
69,704	BHP Billiton PLC	1,320,229
30,202	Rio Tinto PLC	1,559,856
		4,540,469
	Other Transportation
5,161	Arriva PLC	53,214
14,211	FirstGroup PLC	119,252
20,281	Stagecoach Group PLC	42,524
		214,990
	Packaged Software
44,053	Sage Group PLC (The)	191,316

	Personnel Services
2,643	Capita Group PLC	25,807
6,365	Hays PLC	15,902
		41,709
	Pharmaceuticals: Major
54,378	AstraZeneca PLC	3,320,410
185,504	GlaxoSmithKline PLC	5,131,708
		8,452,118
	Publishing: Books/Magazines
5,731	EMAP PLC	74,667
16,910	Pearson PLC	229,632
26,694	Reed Elsevier PLC	266,262
		570,561
	Publishing: Newspapers
7,098	Daily Mail and General Trust	75,241
6,431	United Business Media PLC	75,919
		151,160
	Pulp & Paper
12,765	Bunzl PLC	148,785

	Railroads
4,939	National Express Group PLC	75,557

	Real Estate Development
12,512	British Land Company PLC	319,484
6,867	Hammerson PLC	160,079
11,177	Land Securities Group PLC	411,913
6,006	Liberty International PLC	128,229
9,785	Slough Estates PLC	121,362
		1,141,067
	Restaurants
93,630	Compass Group PLC	446,410
15,944	Enterprise Inns PLC	289,479
23,823	Mitchells & Butlers PLC	235,845
11,399	Punch Taverns PLC	187,371
9,888	Whitbread PLC	228,842
		1,387,947

	Semiconductors
38,464	ARM Holdings PLC	83,522

	Specialty Stores
9,191	MFI Furniture Group PLC	15,623
34,293	Signet Group PLC	64,376
		79,999
	Steel
25,562	Corus Group PLC	204,955

	Tobacco
32,046	British American Tobacco PLC	863,761
13,616	Imperial Tobacco Group PLC	445,083
		1,308,844
	Water Utilities
18,065	Kelda Group PLC	280,747
15,889	Severn Trent PLC	385,234
		665,981
	Wholesale Distributors
18,573	Electrocomponents PLC	81,788
19,361	Wolseley PLC	412,274
		494,062
	Wireless Telecommunications
1,443,073	Vodafone Group PLC	3,133,537

	Total United Kingdom	71,888,967

	TOTAL COMMON STOCKS (Cost $247,332,458)	337,668,075

	PREFERRED STOCKS (1.3%)
	Brazil (0.9%)
	Beverages: Alcoholic
413,692	Companhia de Bebidas das Americas	165,515

	Containers/Packaging
15,500	Klabin S.A.	33,606

	Electric Utilities
2,777,027	Centrais Eletricas Brasileiras S.A. (B Shares)	55,617
2,447,000	Companhia Energetica de Minas Gerais	105,714
		161,331
	Food Retail
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR)	14,975

	Food: Meat/Fish/Dairy
12,500	Sadia S.A.	34,910

	Integrated Oil
54,504	Petroleo Brasileiro S.A.	1,124,129

	Major Telecommunications
5,846,010	Brasil Telecom Participacoes S.A.	35,715

	Other Metals/Minerals
30,886	Companhia Vale do Rio Doce (Class A)	614,315

	Personnel Services
9,556	Contax Participacoes S.A.	7,682

	Pulp & Paper
10,988	Aracruz Celulose S.A. (B Shares)	54,259
1,768	Votorantim Celulose e Papel S.A.	27,361
		81,620

	Regional Banks
8,000	Banco Bradesco S.A.	267,524
10,530	Banco Itau Holding Financeira S.A.	321,898
1,950	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) +	135,271
		724,693
	Specialty Telecommunications
4,139,422	Embratel Participacoes S.A.	12,816
6,556	Tele Norte Leste Participacoes S.A.	86,128
		98,944
	Steel
8,250	Gerdau S.A.	128,847
2,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	89,573
		218,420
	Wireless Telecommunications
8,989	Vivo Participacoes S.A.*	22,669

	Total Brazil	3,338,524

	Germany (0.3%)
	Electric Utilities
1,550	RWE AG	123,217

	Household/Personal Care
2,604	Henkel KGaA	309,011

	Motor Vehicles
323	Porsche AG	316,118
4,017	Volkswagen AG	214,972
		531,090

	Total Germany	963,318

	Russia (0.1%)
	Oil & Gas Production
2,600	Surgutneftegaz (Sponsored ADR)	276,250

	TOTAL PREFERRED STOCKS (Cost $2,409,462)	4,578,092

	CONVERTIBLE PREFERRED STOCK (0.1%)
	United Kingdom
	Wireless Telecommunications
1,649,226	Vodafone Group (B Shares)* (Cost $461,124)	462,088

	RIGHTS (0.0%)
	United Kingdom
	Multi-Line Insurance
1	Resolution PLC	1,183

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.1%)
	REPURCHASE AGREEMENT
$436	Joint repurchase agreement account 5.27% due 08/01/06 (dated 7/31/06; proceeds $436,064) (a) (Cost $436,000)		436,000

	TOTAL INVESTMENTS (Cost $250,639,044) (b) (c)	97.8%	343,145,438
	OTHER ASSETS IN EXCESS OF LIABILITIES	2.2	7,740,213
	NET ASSETS	100.0%	$350,885,651

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡	Security with total market value equal to $0.00 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $126,015,614, in connection with open forward foreign currency contracts and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $99,535,187 and the aggregate gross unrealized depreciation is $7,028,793, resulting in net unrealized appreciation of $92,506,394.

Futures Contracts Open at July 31, 2006:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
32	Long	HANG SENG Index Future August/2006	$3,495,361	$7,313
14	Long	NIKKEI 225 (OSE) September/2006	1,881,891	12,303
67	Long	FTSE/JSE Top 40 September/2006	1,846,639	238,467
13	Long	CAC40 10 Euro Future September/2006	834,293	28,918
6	Long	TOPIX Index Future September/2006	821,964	9,383
38	Short	DJ EURO STOXX 50 September/2006	(1,791,632)	(60,644)

		Net Unrealized Appreciation		$235,740

Forward Foreign Currency Contracts Open at July 31, 2006:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
AUD	110,000		$84,249	8/02/2006	$—
EUR	760,000		$971,280	8/02/2006	1,520
EUR	956,452		$1,220,624	8/02/2006	191
GBP	580,000		$1,083,034	8/02/2006	(348)
JPY	35,000,000		$306,239	8/02/2006	935
SEK	780,000		$107,958	8/02/2006	(112)
TRY	65,000		$43,624	8/02/2006	250
	$1,984,213	AUD	2,591,304	8/17/2006	(121)
	$2,603,411	AUD	3,399,553	8/17/2006	(465)
	$798,300	CHF	952,476	8/17/2006	(22,988)
	$5,251,227	EUR	4,070,971	8/17/2006	(50,209)
	$9,288,700	EUR	7,140,650	8/17/2006	(165,901)
	$2,835,910	GBP	1,495,260	8/17/2006	(41,812)
	$1,275,136	GBP	673,229	8/17/2006	(17,116)
HKD	100,288,882		$12,956,048	8/17/2006	39,275
	$3,520,444	HKD	27,253,167	8/17/2006	(10,354)
	$675,000	HKD	5,232,330	8/17/2006	(1,099)
	$6,771,092	JPY	730,797,200	8/17/2006	(379,317)
JPY	171,890,772		$1,592,200	8/17/2006	88,791
JPY	3,227,140,105		$29,813,846	8/17/2006	1,588,295
	$957,382	JPY	103,432,639	8/17/2006	(52,728)
	$5,770,012	JPY	623,028,596	8/17/2006	(320,814)
JPY	907,745,740		$8,200,200	8/17/2006	260,779
	$2,404,352	EUR	1,896,117	9/14/2006	22,488
	$21,808,560	EUR	17,232,408	9/14/2006	247,199
	$20,461,830	EUR	16,164,498	9/14/2006	227,111
	$6,884,977	EUR	5,444,650	9/14/2006	83,630
EUR	6,200,664		$7,853,079	9/14/2006	(83,151)
EUR	770,175		$973,948	9/14/2006	(11,799)
EUR	41,535,543		$52,542,462	9/14/2006	(618,880)
	$13,291,070	EUR	10,505,944	9/14/2006	155,488
	$838,715	EUR	661,306	9/14/2006	7,691
	$7,565,716	JPY	856,545,000	9/14/2006	(44,576)
	$1,645,383	ZAR	11,300,000	9/14/2006	(27,886)

Net Unrealized Appreciation					$873,967

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
ZAR	South African Rand.
SEK	Swedish Krona.
CHF	Swiss Franc.
TRY	Turkish Lira.

Morgan Stanley International Fund

Summary of Investments  July 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$41,512,775	11.8%
Integrated Oil	24,678,902	7.0
Pharmaceuticals: Major	21,078,298	6.0
Motor Vehicles	13,773,637	3.9
Financial Conglomerates	13,550,750	3.9
Electric Utilities	13,246,593	3.8
Other Metals/Minerals	10,722,336	3.1
Industrial Conglomerates	9,903,342	2.8
Real Estate Development	9,280,800	2.6
Major Telecommunications	8,840,328	2.5
Multi-Line Insurance	8,742,029	2.5
Electronic Equipment/Instruments	8,725,232	2.5
Food: Major Diversified	7,522,457	2.1
Regional Banks	6,903,058	2.0
Investment Banks/Brokers	6,361,997	1.8
Telecommunication Equipment	5,363,608	1.5
Food Retail	5,077,226	1.4
Wireless Telecommunications	5,024,788	1.4
Chemicals: Major Diversified	4,535,480	1.3
Chemicals: Specialty	4,428,378	1.3
Beverages: Alcoholic	4,142,371	1.2
Steel	4,131,273	1.2
Wholesale Distributors	3,910,477	1.1
Pharmaceuticals: Other	3,703,844	1.1
Industrial Machinery	3,600,418	1.0
Engineering & Construction	3,487,517	1.0
Oil & Gas Production	3,247,387	0.9
Household/Personal Care	3,115,792	0.9
Electronics/Appliances	2,980,644	0.8
Life/Health Insurance	2,950,014	0.8
Railroads	2,788,940	0.8
Gas Distributors	2,763,387	0.8
Electronic Components	2,675,634	0.8
Construction Materials	2,668,084	0.8
Oil Refining/Marketing	2,632,475	0.8
Property - Casualty Insurers	2,626,695	0.7
Tobacco	2,436,288	0.7
Trucks/Construction/Farm Machinery	2,308,169	0.7
Packaged Software	2,266,915	0.6
Home Building	2,167,154	0.6
Electrical Products	2,114,984	0.6
Auto Parts: O.E.M.	2,091,340	0.6
Food: Specialty/Candy	2,027,125	0.6
Aerospace & Defense	2,008,040	0.6
Department Stores	1,981,420	0.6
Information Technology Services	1,885,888	0.5
Air Freight/Couriers	1,859,729	0.5
Industrial Specialties	1,803,969	0.5

Building Products	1,688,118	0.5
Pulp & Paper	1,512,114	0.4
Restaurants	1,504,445	0.4
Apparel/Footwear	1,495,174	0.4
Real Estate Investment Trusts	1,478,585	0.4
Hotels/Resorts/Cruiselines	1,445,095	0.4
Medical Specialties	1,434,138	0.4
Electronic Production Equipment	1,302,748	0.4
Apparel/Footwear Retail	1,279,037	0.4
Semiconductors	1,167,405	0.3
Recreational Products	1,151,782	0.3
Publishing: Books/Magazines	1,127,623	0.3
Metal Fabrications	1,111,721	0.3
Miscellaneous Commercial Services	1,036,681	0.3
Water Utilities	970,817	0.3
Marine Shipping	934,174	0.3
Other Transportation	854,909	0.2
Automotive Aftermarket	819,855	0.2
Casino/Gaming	728,817	0.2
Other Consumer Specialties	727,960	0.2
Airlines	718,729	0.2
Broadcasting	691,305	0.2
Media Conglomerates	679,986	0.2
Chemicals: Agricultural	650,389	0.2
Textiles	632,597	0.2
Electronics/Appliance Stores	615,473	0.2
Advertising/Marketing Services	609,256	0.2
Containers/Packaging	556,758	0.2
Miscellaneous Manufacturing	547,882	0.2
Computer Processing Hardware	527,320	0.2
Publishing: Newspapers	513,419	0.2
Commercial Printing/Forms	447,654	0.1
Repurchase Agreement	436,000	0.1
Precious Metals	390,510	0.1
Medical/Nursing Services	357,556	0.1
Internet Software/Services	333,399	0.1
Food: Meat/Fish/Dairy	324,660	0.1
Catalog/Specialty Distribution	318,197	0.1
Finance/Rental/Leasing	298,027	0.1
Movies/Entertainment	294,350	0.1
Specialty Stores	289,533	0.1
Biotechnology	283,760	0.1
Cable/Satellite TV	267,191	0.1
Beverages: Non-Alcoholic	252,707	0.1
Financial Publishing/Services	230,077	0.1
Food Distributors	229,803	0.1
Discount Stores	226,744	0.1
Aluminum	221,320	0.1
Drugstore Chains	220,054	0.1
Office Equipment/Supplies	186,226	0.1
Medical Distributors	158,412	0.1
Tools/Hardware	136,302	0.0
Personnel Services	135,176	0.0
Specialty Telecommunications	129,732	0.0
Computer Peripherals	124,989	0.0
Investment Managers	124,115	0.0

Home Improvement Chains	113,801		0.0
Agricultural Commodities/Milling	90,509		0.0
Investment Trusts/Mutual Funds	89,073		0.0
Other Consumer Services	86,909		0.0
Hospital/Nursing Management	81,653		0.0
Oilfield Services/Equipment	42,700		0.0
Trucking	36,133		0.0
Data Processing Services	25,867		0.0
	$343,145,438	*	97.8%

*      Does not include open long and short futures contracts with underlying face amounts of $8,880,148 and $1,791,632, respectively, and net unrealized appreciation of $296,384 and unrealized depreciation of $60,644, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $873,967.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

September 21, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

September 21, 2006